Employee benefit plans - Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for Pension Plans with ABO and PBO in Excess of Plan Assets (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Plans with ABO in excess of plan assets:
PBO	¥ 27,160	¥ 234,399
ABO	27,160	231,321
Fair value of plan assets		191,674
Plans with PBO in excess of plan assets:
PBO	27,160	234,399
ABO	27,160	231,321
Fair value of plan assets		¥ 191,674